Fair Value Disclosure and Measurement (Detail) In Thousands, unless otherwise specified	12 Months Ended																																12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Short-term Investments Fixed-rate Investments USD ($)	Dec. 31, 2013 Short-term Investments Fixed-rate Investments CNY	Dec. 31, 2012 Short-term Investments Fixed-rate Investments CNY	Dec. 31, 2013 Short-term Investments Adjustable-rate Debt Investments USD ($)	Dec. 31, 2013 Short-term Investments Adjustable-rate Debt Investments CNY	Dec. 31, 2012 Short-term Investments Adjustable-rate Debt Investments CNY	Dec. 31, 2013 Short-term Investments Equity Investments USD ($)	Dec. 31, 2013 Short-term Investments Equity Investments CNY	Dec. 31, 2012 Other Long-term Investments Fixed-rate Investments CNY	Dec. 31, 2013 Time Deposits USD ($)	Dec. 31, 2013 Time Deposits CNY	Dec. 31, 2012 Time Deposits CNY	Dec. 31, 2013 Money Market Fund USD ($)	Dec. 31, 2013 Money Market Fund CNY	Dec. 31, 2012 Money Market Fund CNY	Dec. 31, 2013 Fair Value, Inputs, Level 1 CNY	Dec. 31, 2012 Fair Value, Inputs, Level 1 CNY	Dec. 31, 2013 Fair Value, Inputs, Level 1 Money Market Fund CNY	Dec. 31, 2012 Fair Value, Inputs, Level 1 Money Market Fund CNY	Dec. 31, 2013 Fair Value, Inputs, Level 2 CNY	Dec. 31, 2012 Fair Value, Inputs, Level 2 CNY	Dec. 31, 2013 Fair Value, Inputs, Level 2 Short-term Investments Fixed-rate Investments CNY	Dec. 31, 2012 Fair Value, Inputs, Level 2 Short-term Investments Fixed-rate Investments CNY	Dec. 31, 2012 Fair Value, Inputs, Level 2 Other Long-term Investments Fixed-rate Investments CNY	Dec. 31, 2013 Fair Value, Inputs, Level 2 Time Deposits CNY	Dec. 31, 2012 Fair Value, Inputs, Level 2 Time Deposits CNY	Dec. 31, 2013 Fair Value, Inputs, Level 3 CNY	Dec. 31, 2012 Fair Value, Inputs, Level 3 CNY	Dec. 31, 2013 Fair Value, Measurements, Nonrecurring USD ($)	Dec. 31, 2013 Fair Value, Measurements, Nonrecurring CNY	Dec. 31, 2012 Fair Value, Measurements, Nonrecurring CNY	Dec. 31, 2013 Fair Value, Measurements, Nonrecurring Fair Value, Inputs, Level 3 CNY	Dec. 31, 2012 Fair Value, Measurements, Nonrecurring Fair Value, Inputs, Level 3 CNY	Dec. 31, 2013 Fair Value, Measurements, Recurring Short-term Investments Fixed-rate Investments USD ($)	Dec. 31, 2013 Fair Value, Measurements, Recurring Short-term Investments Fixed-rate Investments CNY	Dec. 31, 2012 Fair Value, Measurements, Recurring Short-term Investments Fixed-rate Investments CNY	Dec. 31, 2013 Fair Value, Measurements, Recurring Short-term Investments Adjustable-rate Debt Investments USD ($)	Dec. 31, 2013 Fair Value, Measurements, Recurring Short-term Investments Adjustable-rate Debt Investments CNY	Dec. 31, 2012 Fair Value, Measurements, Recurring Short-term Investments Adjustable-rate Debt Investments CNY	Dec. 31, 2013 Fair Value, Measurements, Recurring Short-term Investments Equity Investments USD ($)	Dec. 31, 2013 Fair Value, Measurements, Recurring Short-term Investments Equity Investments CNY	Dec. 31, 2013 Fair Value, Measurements, Recurring Fair Value, Inputs, Level 1 Short-term Investments Equity Investments CNY	Dec. 31, 2013 Fair Value, Measurements, Recurring Fair Value, Inputs, Level 2 Short-term Investments Fixed-rate Investments CNY	Dec. 31, 2012 Fair Value, Measurements, Recurring Fair Value, Inputs, Level 2 Short-term Investments Fixed-rate Investments CNY	Dec. 31, 2013 Fair Value, Measurements, Recurring Fair Value, Inputs, Level 2 Short-term Investments Adjustable-rate Debt Investments CNY	Dec. 31, 2012 Fair Value, Measurements, Recurring Fair Value, Inputs, Level 2 Short-term Investments Adjustable-rate Debt Investments CNY
Fair value disclosure
Cash equivalents														$ 488,284	2,955,924	3,034,443	$ 113,857	689,254	4,854,278			689,254	4,854,278						2,955,924	3,034,443
Held-to-maturity investments					3,199,707	19,370,067	17,086,252						514,614													19,370,067	17,086,252	514,614
Long-term notes payable	2,444,445	14,797,937	9,420,285																	14,797,937	9,420,285
Fair value measurement
Available-for-sale investments					1,260,049	7,627,958	3,514,399	84,978	514,433	17,073	207,001	1,253,120																										1,260,049	7,627,958	3,514,399	84,978	514,433	17,073	207,001	1,253,120	1,253,120	7,627,958	3,514,399	514,433	17,073
Long-term investments																																	0	0	0	0	0
Fixed assets																																	0	0		0
Intangible assets																																	0	0		0
Total assets measured at fair value	1,552,028	9,395,511	3,531,472																	1,253,120	0			8,142,391	3,531,472						0	0
Long-term investments, losses	(2,890)	(17,520)	(169,180)	(47,890)																													(2,894)	(17,521)	(169,180)
Fixed assets, losses																																	(340)	(2,057)
Intangible assets, losses	(760)	(4,620)	0	(8,040)																													(763)	(4,619)
Total losses	$ (3,997)	(24,197)	(169,180)	(47,886)																													$ (3,997)	(24,197)